UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21958

DGHM Investment Trust

(Exact name of registrant as specified in charter)

565 Fifth Avenue, Suite 2101, New York, New York 10017

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: June 20, 2007 - June 30, 2007

PROXY VOTING RECORDS

DGHM All-Cap Value Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust

By: (Signature and Title)	/s/ Jeffrey C. Baker

Jeffrey C. Baker,

President and Principal Executive Officer

Date: August 23, 2007